BORROWING FROM THIRD PARTY, CURRENT (Narrative) (Details) ¥ in Thousands, $ in Thousands	Apr. 05, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 05, 2017 USD ($)
Debt Instrument, Face Amount | $					$ 6,000
Long-term Debt	¥ 41,179	¥ 0	$ 0	¥ 39,205
Debt Instrument, Maturity Date Range, Start	Apr. 04, 2018
Due to Related Parties, Noncurrent | $			$ 6,000
Loans Receivable, Net | ¥		42,677
Debt Instrument, Maturity Date Range, End	Apr. 04, 2019
Long-term Loan [Member]
Long-term Debt | ¥		¥ 41,179		¥ 39,205